Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net income	$ 1,112.1	$ 552.1
Adjustments to reconcile net income to net cash provided by operating activities:
Depletion and depreciation	306.7	225.3
Share-based compensation expenses	6.3	5.4
Impairment reversal	(4.8)
Gain on disposal of royalty interests		(0.3)
Unrealized foreign exchange (gain) loss	(10.4)	12.9
Deferred income tax expense	108.1	66.3
Gain on sale of gold and silver bullion (Note 8)	(54.3)	(7.9)
(Gain) loss on derivative financial instruments	(32.7)	6.0
Other non-cash items	(10.3)	(4.2)
Gold and silver bullion from royalties received in-kind	(117.0)	(72.7)
Proceeds from sale of gold and silver bullion	221.0	42.6
Changes in other assets		(17.4)
Operating cash flows before changes in non-cash working capital	1,524.7	808.1
Changes in non-cash working capital:
Increase in receivables	(90.1)	(40.8)
(Increase) decrease in other current assets	(4.7)	15.6
Increase in accounts payable and accrued liabilities	63.8	46.6
Net cash provided by operating activities	1,493.7	829.5
Cash flows used in investing activities
Acquisition of royalty, stream and working interests	(2,191.6)	(406.0)
Proceeds from repayment of loan receivable	114.1	28.9
Proceeds from sale of investments	109.9	23.3
Acquisition of investments	(60.3)	(74.5)
Advances of loans receivable		(118.2)
Proceeds from disposal of royalty interests		11.2
Acquisition of energy well equipment	(2.7)	(1.8)
Acquisition of property and equipment	(2.4)	(0.2)
Net cash used in investing activities	(2,033.0)	(537.3)
Cash flows used in financing activities
Payment of dividends	(275.1)	(242.4)
Proceeds from draw down of Corporate Revolver	175.0
Repayment of Corporate Revolver	(175.0)
Proceeds from exercise of stock options	7.7	2.8
Revolving credit facility amendment costs		(0.8)
Net cash used in financing activities	(267.4)	(240.4)
Effect of exchange rate changes on cash and cash equivalents	26.3	(22.4)
Net change in cash and cash equivalents	(780.4)	29.4
Cash and cash equivalents at beginning of year	1,451.3	1,421.9
Cash and cash equivalents at end of year	670.9	1,451.3
Supplemental cash flow information:
Income taxes paid	162.0	73.8
Dividend income received	8.7	12.6
Interest and standby fees paid	$ 4.0	$ 2.1